Net Pension Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit asset (liability) [line items]
Employer contributions	$ 3.5
Retirement of interest earned	5.2
Actuarial loss recognized in other comprehensive income	$ 2.0	$ 1.1	$ 2.2
Seniority premium plan [member]
Disclosure of net defined benefit asset (liability) [line items]
Percentage of eligible earnings accumulated as benefit	1.92%
Indemnity plan [member]
Disclosure of net defined benefit asset (liability) [line items]
Percentage of eligible earnings accumulated as benefit	6.54%